Accounts and notes receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Receivables from franchisees	$ 63,618	$ 55,672
Debit and credit card receivables	43,741	40,474
Meal voucher receivables	13,017	10,565
Notes receivable	1,928	2,575
Allowance for doubtful accounts	(22,442)	(24,999)
Accounts and notes receivable, net	$ 99,862	$ 84,287